Dreyfus Worldwide Dollar Money Market Fund, Inc.
Proxy Results (Unaudited)

     Stockholders voted on the following proposals presented at a special meeting of stockholders (or adjournment thereof) held on September 11, 1998 and on October 9, 1998, as noted below. The Proposals to change certain investment restrictions (#1 below) were approved. The Proposal to impose a service fee on certain small accounts (#2 below) was not approved, even though it received a large number of affirmative votes. Each proposal as listed on the proxy card, the number of shares voted and the date on which votes on the proposal were taken are as follows:

September 11, 1998

1.   To change certain of the Fund's investment restrictions.

  (1A)        Investing in equity and debt securities

  Affirmative: 684,894,357.610
  Against:     113,593,680.110
  Abstain:      91,983,818.540

  (1B)        Borrowing money

  Affirmative: 639,882,616.170
  Against:     122,368,954.550
  Abstain:      92,220,285.540

  (1C)        Pledging assets

  Affirmative: 640,701,551.570
  Against:     121,327,575.150
  Abstain:      92,442,729.540

  (1D)         Short-selling

  Affirmative: 638,546,680.920
  Against:     123,828,519.180
  Abstain:      92,096,656.160

  (1E)         Purchasing securities on margin

  Affirmative: 637,539,835.570
  Against:     124,924,181.530
  Abstain:      92,007,839.160

  (1F)         Put and call options

  Affirmative: 640,784,212.870
  Against:     121,475,201.910
  Abstain:      92,212,441.480

  (1G)         Acting as underwriter

  Affirmative: 645,920,089.010
  Against:     116,496,270.620
  Abstain:      92,055,496.630

  (1H)         Investing to exercise control

  Affirmative: 645,920,089.010
  Against:     116,496,270.620
  Abstain:      92,055,496.630

  (1I)         Investing in other investment companies

  Affirmative: 645,010,306.940
  Against:     117,337,039.690
  Abstain:      92,124,509.630


October 9, 1998

2. To approve an amendment to the Fund's Articles of Incorporation to permit the Fund to impose a service fee on certain small accounts to be collected by redeeming shares from the relevant stockholder accounts.

  Affirmative: 560,632,525.815
  Against:     216,642,669.825
  Abstain:      77,196,660.620